Investments - Summary of Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 209.1	$ 207.1	$ 200.1
Investment expenses	(11.8)	(8.9)	(11.1)
Net investment income	197.3	198.2	189.0
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	128.2	134.1	133.3
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	2.3	1.4	0.4
Short-term investment, Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	2.5	0.4	0.8
Fixed term deposits (included in cash and cash equivalents)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	19.5	14.2	6.2
Equity securities — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.0	2.1	13.6
Catastrophe bonds — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	2.3	2.8	1.8
Privately-held investments — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	3.4	0.0	0.0
Other investments, at fair value
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	8.9	2.5	0.0
Fixed Income Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 42.0	$ 49.6	$ 44.0